Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)				7 Months Ended
	Mar. 31, 2021	Mar. 02, 2021	Mar. 02, 2021	Sep. 30, 2021
Accounting Policies [Line Items]
Cash Equivalents, at Carrying Value		$ 0	$ 0	$ 0
Unrecognized tax benefits		0	0	0
Unrecognized tax benefits, accrued interests and penalties		0		0
Cash, FDIC Insured Amount		$ 250,000	$ 250,000	250,000
Deferred underwriting fee				7,700,000
Common stock shares subject to forfeiture		825,000	825,000
Dilutive securities	$ 0		$ 0
Common Class A [Member] | IPO [Member]
Accounting Policies [Line Items]
Transaction costs incurred in connection with initial public offering				12,488,190
Deferred offering costs				388,190
Underwriting fee				4,400,000
Deferred underwriting fee				$ 7,700,000